Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Schedule of Revenue

For the year ended December 31, 2023, the Company generated total revenue of RM 148,053,973, of which three customers accounted for more than 10% of the Company’s total revenue.

	For the years ended December 31,
	2023		2024		2025				2023		2024		2025
	Revenues								Percentage of revenues
	RM		RM		RM		USD		%		%		%
Customer A	N/A	*	21,007,350		N/A	*	N/A	*	N/A	*	23.25		N/A	*
Customer B	23,099,977		10,435,837		N/A	*	N/A	*	15.60		11.55		N/A	*
Customer C	44,226,069		N/A	*	N/A	*	N/A	*	29.87		N/A	*	N/A	*
Customer D	15,687,320		N/A	*	N/A	*	N/A	*	10.60		N/A	*	N/A	*
Customer E	N/A	*	N/A	*	34,362,755		8,461,649		N/A	*	N/A	*	28.47
Customer F	N/A	*	N/A	*	20,794,940		5,120,645		N/A	*	N/A	*	17.23
Customer G	N/A	*	N/A	*	14,275,206		3,515,195		N/A	*	N/A	*	11.83
Others	65,040,607		58,901,401		51,264,709		12,623,667		43.93		65.20		42.47
Total	148,053,973		90,344,588		120,697,610		29,721,156		100.00		100.00		100.00
	As of December 31, 2024	As of December 31, 2025		As of December 31, 2024	As of December 31, 2025
	Receivables			Percentage of receivables
	RM	RM	USD	%	%
Customer A	7,736,776	2,303,536	567,234	36.37	11.01
Customer B	5,366,239	8,027,391	1,976,703	25.23	38.37
Others	8,170,079	10,588,837	2,607,446	38.40	50.62
Total	21,273,094	20,919,764	5,151,383	100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Schedule of Cost of Sale

For the year ended December 31, 2023, the Company incurred cost of sale of RM 130,201,026, of which two vendors accounted for more than 10% of the Company’s total cost of sale.

	For the years ended December 31
	2023	2024		2025				2023	2024		2025
	Cost of sale							Percentage of cost of sale
	RM	RM		RM		USD		%	%		%
Vendor A	20,826,560	12,445,870		N/A	*	N/A	*	16.00	14.80		N/A	*
Vendor B	17,867,185	N/A	*	16,167,120		3,981,069		13.72	N/A	*	15.15
Others	91,507,281	71,656,248		90,552,391		22,298,053		70.28	85.20		84.85
Total	130,201,026	84,102,118		106,719,511		26,279,122		100.00	100.00		100.00
	As of December 31, 2024	As of December 31, 2025		As of December 31, 2024	As of December 31, 2025
	Payables			Percentage of payables
	RM	RM	USD	%	%
Vendor A	7,011,530	N/A^	N/A^	25.59	N/A^
Vendor C	N/A^	2,082,351	512,768	N/A^	11.37
Others	20,385,284	16,232,909	3,997,269	74.41	88.63
Total	27,396,814	18,315,260	4,510,037	100.00	100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.